Prepaid Expenses and Other Current and Non-Current Assets, Net (Details)	Mar. 31, 2025 USD ($)
Prepaid Expenses and Other Current and Non-Current Assets, Net [Abstract]
Prepaid consulting fees	$ 135,608
Deferred cost for share-based compensation	$ 1,241,651